UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05570

        Nuveen Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Premium Income Municipal Fund, Inc. (NPI)
	July 31, 2009

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 4.9% (3.0% of Total Investments)
$ 4,050	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2000, 6.125%, 12/01/16	6/10 at 102.00	A–	$ 3,955,635
	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health,
	Series 2006C-2:
1,435	5.000%, 11/15/36 (UB)	11/16 at 100.00	Aa1	1,391,261
4,000	5.000%, 11/15/39 (UB)	11/16 at 100.00	Aa1	3,825,520
6,000	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	Aa1	5,867,640
	2006D, 5.000%, 11/15/39 (UB)
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
6,000	5.250%, 11/15/20	11/15 at 100.00	Baa2	5,486,820
1,300	5.000%, 11/15/30	11/15 at 100.00	Baa2	1,005,953
12,000	Birmingham Waterworks And Sewer Board, Alabama, Water and Sewer Revenue Bonds,	1/17 at 100.00	Aa1	10,602,360
	4.500%, 1/01/43 – AMBAC Insured (UB)
2,890	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds,	6/15 at 100.00	BBB	2,314,630
	International Paper Company, Series 2005A, 5.000%, 6/01/25
5,020	DCH Health Care Authority, Alabama, Healthcare Facilities Revenue Bonds, Series 2002,	6/12 at 101.00	A	5,033,454
	5.250%, 6/01/18
1,000	Montgomery BMC Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist	11/14 at 100.00	A3 (4)	1,169,700
	Medical Center, Series 2004C, 5.250%, 11/15/29 (Pre-refunded 11/15/14)
43,695	Total Alabama			40,652,973
	Alaska – 2.0% (1.3% of Total Investments)
	Anchorage, Alaska, General Obligation Refunding Bonds, Series 2003A:
2,000	5.250%, 9/01/17 (Pre-refunded 9/01/13) – FGIC Insured	9/13 at 100.00	AA (4)	2,308,680
2,035	5.250%, 9/01/18 (Pre-refunded 9/01/13) – FGIC Insured	9/13 at 100.00	AA (4)	2,349,082
5,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/10 at 100.00	AAA	5,251,750
	Series 2000, 6.500%, 6/01/31 (Pre-refunded 6/01/10)
10,500	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	6,890,310
	Series 2006A, 5.000%, 6/01/32
19,535	Total Alaska			16,799,822
	Arizona – 1.2% (0.7% of Total Investments)
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
500	5.250%, 12/01/24	12/15 at 100.00	BBB	458,480
660	5.250%, 12/01/25	12/15 at 100.00	BBB	602,441
1,355	Pima County Industrial Development Authority, Arizona, Lease Obligation Revenue Refunding	1/10 at 100.00	Aa3	1,362,276
	Bonds, Tucson Electric Power Company, Series 1988A, 7.250%, 7/15/10 – FSA Insured
4,100	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007,	No Opt. Call	A	3,135,803
	5.000%, 12/01/37
4,130	University of Arizona, Certificates of Participation, Series 2002B, 5.125%, 6/01/18 –	6/12 at 100.00	AA–	4,345,132
	AMBAC Insured
10,745	Total Arizona			9,904,132
	Arkansas – 0.9% (0.6% of Total Investments)
480	Paragould, Arkansas, Water, Sewer and Electric Revenue Bonds, Series 2000, 5.650%, 12/01/25	12/10 at 100.00	N/R (4)	512,438
	(Pre-refunded 12/01/10) – AMBAC Insured
5,245	University of Arkansas, Fayetteville, Athletic Facilities Revenue Bonds, Razorback Stadium,	9/09 at 100.00	Aa3	5,245,629
	Series 1999, 5.050%, 9/15/20 – AMBAC Insured
2,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center,	2/15 at 100.00	Baa1	1,770,440
	Series 2005B, 5.000%, 2/01/25
7,725	Total Arkansas			7,528,507
	California – 20.9% (12.9% of Total Investments)
9,200	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	No Opt. Call	A–	4,135,584
	2004A, 0.000%, 10/01/20 – AMBAC Insured
10,000	Anaheim Public Finance Authority, California, Public Improvement Project Lease Bonds, Series	9/17 at 100.00	A	7,906,100
	2007A-1, 4.375%, 3/01/37 – FGIC Insured
4,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 6.000%,	5/12 at 101.00	Aaa	4,601,440
	5/01/15 (Pre-refunded 5/01/12)
5,400	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/15 at 100.00	AA+	5,366,088
	Series 2005, 4.750%, 10/01/28 (UB)
1,500	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/15 at 100.00	A2	1,340,895
	2006, 5.000%, 11/01/30
	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist
	Health System/West, Series 2003A:
3,700	5.000%, 3/01/28	3/13 at 100.00	A	3,206,568
7,000	5.000%, 3/01/33	3/13 at 100.00	A	5,800,200
5,425	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	No Opt. Call	A	5,560,245
	Series 2004I, 4.950%, 7/01/26 (Mandatory put 7/01/14)
8,560	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A2	8,032,019
	Series 2005, 5.000%, 11/15/27
8,570	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	7,398,652
	Series 2006, 5.000%, 4/01/37
4,250	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	4,169,888
	Series 2009B, 5.500%, 10/01/39
3,015	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health,	11/16 at 100.00	Aa3	2,507,606
	Series 2007A, 5.000%, 11/15/42 (UB)
11,395	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	No Opt. Call	A–	12,517,521
	1993E, 5.500%, 6/01/15
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,640	5.250%, 7/01/30	7/15 at 100.00	BBB	1,292,435
4,730	5.000%, 7/01/39	7/15 at 100.00	BBB	3,340,042
5,000	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	5,003,150
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
7,130	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	5/18 at 100.00	Aa3	6,965,083
	Option Bond Trust 3175, 11.971%, 11/15/48 (IF)
4,000	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14	No Opt. Call	A	4,402,720
	California, General Obligation Bonds, Series 2004:
1,160	5.125%, 2/01/25	2/14 at 100.00	A	1,169,454
10,000	5.125%, 2/01/26	2/14 at 100.00	A	10,045,800
3,575	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A2	3,634,131
	Company, Series 1996A, 5.300%, 7/01/21
4,890	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	AA	1,638,052
	2006B, 0.000%, 8/01/26 – MBIA Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2007A-1:
7,200	5.000%, 6/01/33	6/17 at 100.00	BBB	4,557,096
3,000	5.125%, 6/01/47	6/17 at 100.00	BBB	1,622,220
2,000	5.750%, 6/01/47	6/17 at 100.00	BBB	1,200,300
5,000	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	AAA	1,994,000
	11/01/24 – FSA Insured
850	Martinez, California, Home Mortgage Revenue Bonds, Series 1983A, 10.750%, 2/01/16 (ETM)	No Opt. Call	AAA	1,095,761
17,785	Pomona, California, GNMA/FNMA Collateralized Securities Program Single Family Mortgage Revenue	No Opt. Call	AAA	23,634,310
	Bonds, Series 1990A, 7.600%, 5/01/23 (ETM)
5,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	A3 (4)	5,992,300
	Center, Series 2004, 5.875%, 7/01/26 (Pre-refunded 7/01/14)
2,000	Redwood City School District, San Mateo County, California, General Obligation Bonds, Series	7/12 at 100.00	A+	2,001,580
	2002, 5.000%, 7/15/27 – FGIC Insured
3,700	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2003R,	8/13 at 100.00	A+	3,718,574
	5.000%, 8/15/22 – MBIA Insured
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
400	5.000%, 9/01/21	9/15 at 102.00	Baa3	349,372
445	5.000%, 9/01/23	9/15 at 102.00	Baa3	377,057
3,500	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29 –	9/14 at 100.00	A+	3,473,575
	MBIA Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
10,450	0.000%, 1/15/31 – MBIA Insured	No Opt. Call	A	1,946,208
7,150	0.000%, 1/15/32 – MBIA Insured	No Opt. Call	A	1,218,074
50,400	0.000%, 1/15/34 – MBIA Insured	No Opt. Call	A	7,282,296
24,025	0.000%, 1/15/36 – MBIA Insured	No Opt. Call	A	2,978,620
267,045	Total California			173,475,016
	Colorado – 4.8% (3.0% of Total Investments)
2,500	Centennial Water and Sanitation District, Colorado, Water and Sewerage Revenue Bonds, Series	12/14 at 100.00	AA–	2,595,750
	2004, 5.000%, 12/01/21 – FGIC Insured
690	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley	9/15 at 100.00	A	654,769
	School, Series 2005, 5.125%, 9/15/20 – SYNCORA GTY Insured
2,125	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	1,887,064
	Society, Series 2005, 5.000%, 6/01/29
1,000	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2004,	9/14 at 100.00	A3	934,870
	5.000%, 9/01/25
800	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F,	3/15 at 100.00	A–	705,640
	5.000%, 3/01/25
25	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1997B-2,	11/09 at 104.50	Aaa	25,467
	7.000%, 5/01/26 (Alternative Minimum Tax)
75	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1997C-2,	11/09 at 104.50	Aaa	76,169
	6.875%, 11/01/28 (Alternative Minimum Tax)
405	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000B-2,	4/10 at 105.00	AA	415,939
	7.250%, 10/01/31 (Alternative Minimum Tax)
7,235	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	7,805,624
	(Alternative Minimum Tax)
19,810	Denver, Colorado, Excise Tax Revenue Bonds, Convention Center, Series 2001A, 5.500%, 9/01/18	3/11 at 100.00	AAA	21,325,859
	(Pre-refunded 3/01/11) – FSA Insured
20,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	A	3,591,600
	9/01/32 – MBIA Insured
10	El Paso County, Colorado, FNMA Mortgage-Backed Single Family Revenue Refunding Bonds, Series	No Opt. Call	Aaa	10,869
	1992A-2, 8.750%, 6/01/11
55,175	Total Colorado			40,029,620
	Connecticut – 0.6% (0.3% of Total Investments)
1,930	Connecticut, General Obligation Bonds, Series 2001C, 5.500%, 12/15/16	No Opt. Call	AA	2,319,860
2,310	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System	11/15 at 100.00	A	2,291,890
	Revenue Bonds, Series 2005A, 5.000%, 11/15/30 – MBIA Insured
4,240	Total Connecticut			4,611,750
	District of Columbia – 4.1% (2.5% of Total Investments)
4,135	District of Columbia Housing Finance Agency, GNMA Collateralized Single Family Mortgage	12/09 at 100.00	AAA	4,138,391
	Revenue Bonds, Series 1988E-4, 6.375%, 6/01/26 (Alternative Minimum Tax)
9,505	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/20 – MBIA Insured	No Opt. Call	A+	10,818,591
	District of Columbia, Revenue Bonds, Georgetown University, Series 2001A:
14,105	0.000%, 4/01/24 (Pre-refunded 4/01/11) – MBIA Insured	4/11 at 47.66	A (4)	6,577,162
7,625	0.000%, 4/01/25 (Pre-refunded 4/01/11) – MBIA Insured	4/11 at 44.82	A (4)	3,344,325
16,665	0.000%, 4/01/32 (Pre-refunded 4/01/11) – MBIA Insured	4/11 at 29.23	A (4)	4,767,023
2,130	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	AAA	1,820,383
	Revenue Bonds, Series 2007, Residuals 1606, 11.216%, 10/01/30 – AMBAC Insured (IF)
3,335	Washington DC Convention Center Authority, Dedicated Tax Revenue Bonds, Residual Series	10/16 at 100.00	AAA	2,850,224
	1730,1731, 1736, 11.172%, 10/01/30 – AMBAC Insured (IF)
57,500	Total District of Columbia			34,316,099
	Florida – 5.8% (3.5% of Total Investments)
4,225	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/16 at 100.00	A–	3,696,495
	Series 2005, 5.000%, 4/01/24
8,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/13 at 100.00	Aa3	8,252,640
	Series 2003A, 5.375%, 10/01/16 – MBIA Insured (Alternative Minimum Tax)
5,400	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	4/10 at 101.00	N/R	3,045,060
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
	(Alternative Minimum Tax)
19,750	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2006,	7/16 at 100.00	A	16,946,881
	4.500%, 7/01/33 – AMBAC Insured
5,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/10 at 101.00	A1 (4)	5,422,300
	System/Sunbelt Obligated Group, Series 2000, 6.500%, 11/15/30 (Pre-refunded 11/15/10)
6,910	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	6,203,176
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)
1,785	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/28 – MBIA Insured	10/15 at 100.00	AA–	1,782,697
2,375	Volusia County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%,	8/15 at 100.00	Aa3	2,408,773
	8/01/22 – FSA Insured
53,445	Total Florida			47,758,022
	Georgia – 1.8% (1.1% of Total Investments)
2,625	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science	5/14 at 100.00	Aa3	2,632,429
	Building, Series 2004, 5.250%, 5/01/24 – MBIA Insured
6,025	Fulton-DeKalb Hospital Authority, Georgia, Revenue Refunding Certificates, Series 2003,	1/14 at 100.00	AAA	6,442,653
	5.250%, 1/01/20 – FSA Insured
4,845	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds,	No Opt. Call	Aa3	5,783,913
	Series 1992P, 6.250%, 7/01/20 – AMBAC Insured
13,495	Total Georgia			14,858,995
	Hawaii – 1.3% (0.8% of Total Investments)
10,000	Hawaii, General Obligation Bonds, Series 2003DA, 5.250%, 9/01/21 – MBIA Insured	9/13 at 100.00	AA	10,951,000
	Idaho – 0.9% (0.5% of Total Investments)
5,000	Boise City, Idaho, Airport Revenue Certificates of Participation, Series 2000, 5.500%,	9/10 at 100.00	A1	4,900,500
	9/01/25 – FGIC Insured (Alternative Minimum Tax)
	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial
	Hospital, Series 2006:
2,185	5.250%, 9/01/30	9/16 at 100.00	BBB–	1,726,281
600	5.250%, 9/01/37	9/16 at 100.00	BBB–	449,982
7,785	Total Idaho			7,076,763
	Illinois – 9.6% (5.9% of Total Investments)
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
8,890	0.000%, 12/01/16 – FGIC Insured	No Opt. Call	AA–	6,521,882
10,000	0.000%, 12/01/20 – FGIC Insured	No Opt. Call	AA–	5,642,900
10,130	0.000%, 12/01/24 – FGIC Insured	No Opt. Call	AA–	4,365,422
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1999A:
15,000	0.000%, 12/01/21 – FGIC Insured	No Opt. Call	AA–	7,901,850
10,000	0.000%, 12/01/23 – FGIC Insured	No Opt. Call	AA–	4,615,200
8,740	Illinois Development Finance Authority, Pollution Control Revenue Refunding Bonds, Illinois	8/09 at 100.00	A	8,382,359
	Power Company, Series 1994A, 5.700%, 2/01/24 – MBIA Insured
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
1,050	5.250%, 11/15/22	5/14 at 100.00	A	1,005,344
3,000	5.250%, 11/15/23	5/14 at 100.00	A	2,824,260
985	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BBB–	778,593
2,880	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	2,901,773
1,225	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Aaa	1,371,498
	5.500%, 5/15/32 (Pre-refunded 5/15/12)
9,820	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997,	8/09 at 100.00	Baa1	8,280,322
	5.250%, 8/01/27 – AMBAC Insured
1,000	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel	1/16 at 100.00	AA	1,004,280
	Revenue Bonds, Series 2005B, 5.250%, 1/01/30
10,040	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	A	8,190,732
	Project, Series 1992A, 0.000%, 6/15/15 – FGIC Insured
9,200	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	12/09 at 101.00	AAA	9,379,032
	Project, Series 1999A, 5.500%, 12/15/24 – FGIC Insured
3,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	No Opt. Call	AAA	3,916,410
	Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)
3,000	Upper Illinois River Valley Development Authority, Healthcare Facilities Revenue Bonds, Morris	12/11 at 101.00	BBB+	2,825,220
	Hospital, Series 2001, 6.625%, 12/01/31
107,960	Total Illinois			79,907,077
	Indiana – 1.3% (0.8% of Total Investments)
2,005	Hamilton County Public Building Corporation, Indiana, First Mortgage Bonds, Series 2004,	8/14 at 100.00	AAA	2,100,137
	5.000%, 8/01/22 – FSA Insured
7,965	Wawasee Community School Corporation, Indiana, First Mortgage Bonds, New Elementary and	1/12 at 101.00	AA+ (4)	8,956,085
	Remodeling Building Corporation, Series 2000, 5.750%, 1/15/20 (Pre-refunded 1/15/12)
9,970	Total Indiana			11,056,222
	Iowa – 1.6% (1.0% of Total Investments)
2,000	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Medical Center, Series 2000,	7/10 at 100.00	A1	2,005,140
	6.250%, 7/01/25
3,250	Iowa Finance Authority, Industrial Remarketed Revenue Refunding Bonds, Urbandale Hotel	No Opt. Call	AAA	4,003,903
	Corporation, Series 1989A, 8.500%, 8/01/16 (Alternative Minimum Tax) (ETM)
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
10,000	5.500%, 6/01/42	6/15 at 100.00	BBB	5,981,600
2,000	5.625%, 6/01/46	6/15 at 100.00	BBB	1,205,200
17,250	Total Iowa			13,195,843
	Kansas – 0.8% (0.5% of Total Investments)
6,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2008, Trust 2969,	3/14 at 100.00	AAA	6,406,740
	16.935%, 3/01/21 (IF)
	Kentucky – 0.5% (0.3% of Total Investments)
	Marshall County School District Finance Corporation, Kentucky, School Building Revenue Bonds,
	Series 2004:
1,210	5.000%, 6/01/19 – AMBAC Insured	6/14 at 100.00	Aa3	1,228,065
1,270	5.000%, 6/01/20 – AMBAC Insured	6/14 at 100.00	Aa3	1,277,493
1,335	5.000%, 6/01/21 – AMBAC Insured	6/14 at 100.00	Aa3	1,333,732
3,815	Total Kentucky			3,839,290
	Louisiana – 4.5% (2.8% of Total Investments)
2,915	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Refunding	12/12 at 100.00	A+ (4)	3,314,442
	Bonds, Series 2002, 5.250%, 12/01/19 (Pre-refunded 12/01/12) – AMBAC Insured
115	Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2000A, 7.450%,	9/09 at 101.00	Aaa	118,190
	12/01/31 (Alternative Minimum Tax)
	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care
	Corporation Project, Series 1994:
485	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	591,603
4,330	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	5,280,781
2,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	1,736,580
	Lady Health System, Series 2005A, 5.250%, 8/15/31
5,800	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	A3	4,710,586
	Series 2007A, 5.500%, 5/15/47
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
1,200	5.000%, 5/01/25 – FGIC Insured	5/15 at 100.00	AA	1,244,604
2,210	5.000%, 5/01/26 – FGIC Insured	5/15 at 100.00	AA	2,281,096
2,500	5.000%, 5/01/27 – FGIC Insured	5/15 at 100.00	AA	2,567,625
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006:
930	4.750%, 5/01/39 – FSA Insured (UB)	5/16 at 100.00	AAA	909,633
10,105	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	AA	9,116,226
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,
	Series 2001B:
300	5.500%, 5/15/30	5/11 at 101.00	BBB	295,734
6,575	5.875%, 5/15/39	5/11 at 101.00	BBB	5,276,503
39,465	Total Louisiana			37,443,603
	Maryland – 1.0% (0.6% of Total Investments)
2,200	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Baa3	1,581,206
	9/01/27 – SYNCORA GTY Insured
3,560	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	A	3,132,693
	Health, Series 2006A, 4.750%, 7/01/36 – MBIA Insured
3,600	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/10 at 100.00	Aaa	3,623,616
	Bonds, Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)
9,360	Total Maryland			8,337,515
	Massachusetts – 5.8% (3.6% of Total Investments)
840	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2000A, 5.250%, 7/01/30	7/10 at 100.00	AAA	843,368
	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2000A:
7,900	5.250%, 7/01/30 (Pre-refunded 7/01/10)	7/10 at 100.00	Aa1 (4)	8,250,602
1,260	5.250%, 7/01/30 (Pre-refunded 7/01/10)	7/10 at 100.00	Aa1 (4)	1,315,919
7,930	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2001A,	1/11 at 100.00	N/R	7,534,690
	5.850%, 7/01/35 – AMBAC Insured (Alternative Minimum Tax)
2,825	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	12/09 at 101.00	BBB	2,656,235
	Haverhill Project, Series 1998A, 5.450%, 12/01/12 (Alternative Minimum Tax)
13,000	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds,	8/16 at 100.00	AAA	12,135,240
	4.375%, 8/01/36 (UB)
5,960	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.250%,	8/17 at 100.00	AA+	6,458,971
	8/01/25 – MBIA Insured
5,535	Massachusetts Water Resources Authority, General Revenue Bonds, 4.500%,	2/17 at 100.00	AAA	4,862,110
	8/01/46 – FSA Insured (UB)
3,820	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/24	1/14 at 100.00	A (4)	4,332,720
	(Pre-refunded 1/01/14) – FGIC Insured
49,070	Total Massachusetts			48,389,855
	Michigan – 4.0% (2.5% of Total Investments)
	Detroit, Michigan, General Obligation Bonds, Series 2003A:
3,565	5.250%, 4/01/22 – SYNCORA GTY Insured	4/13 at 100.00	BB	2,955,563
1,275	5.250%, 4/01/23 – SYNCORA GTY Insured	4/13 at 100.00	BB	1,044,990
3,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A,	7/15 at 100.00	BB+	2,155,800
	6.000%, 7/01/35
6,600	Michigan Housing Development Authority, Limited Obligation Multifamily Mortgage Revenue	1/10 at 100.00	AAA	6,601,914
	Refunding Bonds, Forest Hills Regency Square Project, Series 1999A, 5.750%, 7/01/29
10,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II,	10/13 at 100.00	A+	9,929,000
	5.000%, 10/15/23 – MBIA Insured
4,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA	3,864,000
	2006A, 5.000%, 12/01/31 (UB)
850	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	Baa3	606,866
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
6,390	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport, Series 2002D,	12/12 at 100.00	A	6,322,074
	5.500%, 12/01/19 – FGIC Insured (Alternative Minimum Tax)
35,680	Total Michigan			33,480,207
	Minnesota – 5.0% (3.1% of Total Investments)
13,650	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A2	13,162,149
2,000	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds,	2/14 at 100.00	N/R (4)	2,305,840
	Benedictine Health System – St. Mary’s Duluth Clinic, Series 2004, 5.375%, 2/15/22
	(Pre-refunded 2/15/14)
	Eden Prairie, Minnesota, GNMA Collateralized Multifamily Housing Revenue Bonds, Rolling Hills
	Project, Series 2001A:
1,000	6.150%, 8/20/31	8/11 at 105.00	Aaa	1,063,640
2,000	6.200%, 2/20/43	8/11 at 105.00	Aaa	2,122,280
90	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/09 at 100.00	AA–	88,349
	Fairview Hospital and Healthcare Services, Series 1997A, 5.750%, 11/15/26 – MBIA Insured
1,500	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2004A, 5.250%, 10/01/24	10/14 at 100.00	A3	1,537,350
1,545	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	BB+	1,325,687
	Series 2005, 6.000%, 11/15/25
16,750	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds,	11/15 at 103.00	AAA	19,917,256
	Civic Center Project, Series 1996, 7.100%, 11/01/23 – FSA Insured
38,535	Total Minnesota			41,522,551
	Mississippi – 0.8% (0.5% of Total Investments)
6,875	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	6,945,331
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
	Missouri – 1.7% (1.1% of Total Investments)
2,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior	2/14 at 100.00	N/R	1,695,700
	Services – Heisinger Project, Series 2004, 5.250%, 2/01/24
500	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	463,330
	Regional Hospital, Series 2006, 5.000%, 3/01/22
	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing
	Project, Series 2005A:
1,565	6.000%, 6/01/20	No Opt. Call	A	1,593,546
1,660	5.000%, 6/01/35	6/15 at 100.00	A	1,341,346
1,295	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/11 at 101.00	AA–	1,315,526
	Series 2001A, 5.250%, 6/01/21 – AMBAC Insured
	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,
	Series 2001A:
205	5.250%, 6/01/21 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AA– (4)	223,567
1,500	5.250%, 6/01/21 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AA– (4)	1,635,855
4,150	5.250%, 6/01/28 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AA– (4)	4,525,866
1,595	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership	9/09 at 103.00	AAA	1,611,811
	Loan Program, Series 1999B-1, 6.700%, 9/01/30 (Alternative Minimum Tax)
14,470	Total Missouri			14,406,547
	Nebraska – 0.3% (0.2% of Total Investments)
1,620	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska	2/17 at 100.00	AAA	2,252,124
	City 2, Series 2006A, 19.151%, 2/01/49 – AMBAC Insured (IF)
	Nevada – 4.1% (2.5% of Total Investments)
10,410	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/18	6/12 at 100.00	AA (4)	11,734,568
	(Pre-refunded 6/15/12) – MBIA Insured
15,000	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	6/11 at 100.00	AA+ (4)	16,234,650
	Series 2001, 5.250%, 6/01/26 (Pre-refunded 6/01/11) – FGIC Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
6,425	0.000%, 1/01/29 – AMBAC Insured	No Opt. Call	Caa2	282,829
12,000	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	Caa2	2,406,720
2,700	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	A	2,893,779
	8.000%, 6/15/30
46,535	Total Nevada			33,552,546
	New Hampshire – 0.1% (0.0% of Total Investments)
405	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Revenue Bonds,	1/10 at 100.00	Aa2	405,296
	Series 1996B, 6.400%, 1/01/27 (Alternative Minimum Tax)
	New Jersey – 9.7% (6.0% of Total Investments)
10,150	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Bonds, Port District	1/10 at 100.00	AAA	10,172,838
	Project, Series 1999B, 5.625%, 1/01/26 – FSA Insured
8,000	Essex County Improvement Authority, New Jersey, General Obligation Guaranteed Lease Revenue	10/10 at 100.00	A1 (4)	8,502,880
	Bonds, County Correctional Facility Project, Series 2000, 6.000%, 10/01/25 (Pre-refunded
	10/01/10) – FGIC Insured
470	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center	No Opt. Call	B3	371,855
	Hotel/Conference Center Project, Series 2005A, 5.000%, 1/01/15
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
3,655	5.250%, 9/01/24	9/15 at 100.00	AA–	3,809,204
2,000	5.250%, 9/01/26	9/15 at 100.00	AA–	2,067,140
300	New Jersey Educational Facilities Authority Revenue Refunding Bonds, University of Medicine	6/19 at 100.00	Baa2	318,375
	and Dentistry of New Jersey Issue, Series 2009 B, 7.500%, 12/01/32
800	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	Baa2	655,464
	University Hospital, Series 2007, 5.750%, 7/01/37
3,820	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series	10/09 at 100.00	Aaa	3,821,986
	1997U, 5.850%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C:
5,410	5.500%, 6/15/20 (Pre-refunded 6/15/13)	6/13 at 100.00	AAA	6,276,412
9,250	5.500%, 6/15/23 (Pre-refunded 6/15/13)	6/13 at 100.00	AAA	10,731,388
3,850	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A,	No Opt. Call	AA–	4,163,082
	5.250%, 12/15/20
	New Jersey Turnpike Authority, Revenue Bonds, Series 2000A:
3,915	6.000%, 1/01/14 – MBIA Insured (ETM)	No Opt. Call	A+ (4)	4,638,414
7,585	6.000%, 1/01/14 – MBIA Insured (ETM)	No Opt. Call	A+ (4)	8,986,556
2,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	2,678,050
9,130	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/25 – FSA Insured (UB)	1/15 at 100.00	AAA	9,556,828
4,465	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	3,830,970
	Series 2007-1A, 4.500%, 6/01/23
75,300	Total New Jersey			80,581,442
	New Mexico – 0.8% (0.5% of Total Investments)
460	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2000D-2,	3/10 at 102.50	AAA	465,538
	6.850%, 9/01/31 (Alternative Minimum Tax)
5,585	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds, Series	No Opt. Call	AAA	6,332,496
	1997, 6.000%, 2/01/27 – FSA Insured
6,045	Total New Mexico			6,798,034
	New York – 13.7% (8.4% of Total Investments)
	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester,
	Series 2004A:
1,000	5.250%, 7/01/22	7/14 at 100.00	Aa3	1,040,990
500	5.250%, 7/01/24	7/14 at 100.00	Aa3	517,470
1,025	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series	7/14 at 100.00	AAA	1,200,941
	2004A, 5.250%, 7/01/20 (Pre-refunded 7/01/14)
1,995	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/14 at 100.00	AA–	2,083,059
	Upstate Community Colleges, Series 2004B, 5.250%, 7/01/20
2,335	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	2,435,405
	2005F, 5.000%, 3/15/24 – AMBAC Insured
6,915	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	5,520,659
	2/15/47 – MBIA Insured
6,000	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	A1	5,699,520
	2005, 5.250%, 10/01/35
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
7,000	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	7,141,610
5,000	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A	5,083,550
5,100	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	A	4,170,066
	5/01/33 – MBIA Insured
3,900	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	A	3,854,409
	5.000%, 11/15/30 – AMBAC Insured
5,780	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F,	11/15 at 100.00	A	5,742,141
	5.000%, 11/15/30
3,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	A	3,047,250
	Series 2002A, 5.125%, 11/15/21 – FGIC Insured
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, United
	Jewish Appeal – Federation of Jewish Philanthropies of New York Inc., Series 2004A:
2,185	5.250%, 7/01/20	7/14 at 100.00	Aa1	2,385,255
2,050	5.250%, 7/01/21	7/14 at 100.00	Aa1	2,223,020
2,420	5.250%, 7/01/22	4/14 at 100.00	Aa1	2,575,388
1,370	5.250%, 7/01/24	4/14 at 100.00	Aa1	1,443,829
12,500	New York City, New York, General Obligation Bonds, Fiscal Series 2003D, 5.250%, 10/15/22 (UB)	10/13 at 100.00	AA	12,941,875
525	New York City, New York, General Obligation Bonds, Fiscal Series 2003J, 5.500%, 6/01/23	6/13 at 100.00	AAA	545,134
4,475	New York City, New York, General Obligation Bonds, Fiscal Series 2003J, 5.500%, 6/01/23	6/13 at 100.00	AAA	5,187,331
	(Pre-refunded 6/01/13)
7,960	New York City, New York, General Obligation Bonds, Fiscal Series 2005M,	4/15 at 100.00	AA	8,148,652
	5.000%, 4/01/24 (UB)
6,000	New York City, New York, General Obligation Bonds, Series 2008, 5.250%, 8/15/20 (UB)	8/14 at 100.00	AA	6,320,940
2,880	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Trust 2364,	11/15 at 100.00	AAA	2,965,651
	16.543%, 11/15/44 – AMBAC Insured (IF)
650	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B,	6/10 at 101.00	BBB	564,623
	6.500%, 6/01/35
1,350	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B,	6/10 at 101.00	AAA	1,432,256
	6.500%, 6/01/35 (Pre-refunded 6/01/10)
7,400	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/10 at 100.00	AA–	7,529,278
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/16
6,460	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/14 at 100.00	AAA	6,644,691
	2004A-1, 5.000%, 3/15/26 – FGIC Insured
4,750	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	3/14 at 101.00	AA–	4,898,580
	Thirty-Fifth Series 2004, 5.000%, 9/15/28 – SYNCORA GTY Insured
112,525	Total New York			113,343,573
	North Carolina – 1.7% (1.0% of Total Investments)
	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects, 2003G:
5,785	5.250%, 6/01/22 (UB)	6/13 at 100.00	AA+	6,032,020
3,475	5.250%, 6/01/23 (UB)	6/13 at 100.00	AA+	3,614,973
2,850	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	2,390,523
	Bonds, Series 2008, Trust 1149, 14.459%, 1/15/47 (IF)
1,050	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds,	1/17 at 100.00	AA–	1,048,604
	Carolinas Health Care, Series 2007A, 5.000%, 1/15/31
1,000	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	8/15 at 100.00	N/R	564,690
	National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%,
	8/01/35 (Alternative Minimum Tax)
14,160	Total North Carolina			13,650,810
	North Dakota – 1.2% (0.8% of Total Investments)
9,650	Dickinson, North Dakota, Health Care Facilities Revenue Bonds, BHS Long Term Care Inc., Series	2/10 at 102.00	Aa2 (4)	10,216,648
	1990, 7.625%, 2/15/20 (Pre-refunded 2/15/10) – RAAI Insured
	Ohio – 3.0% (1.8% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
250	5.125%, 6/01/24	6/17 at 100.00	BBB	205,938
2,850	5.875%, 6/01/30	6/17 at 100.00	BBB	2,007,882
2,745	5.750%, 6/01/34	6/17 at 100.00	BBB	1,774,670
6,285	5.875%, 6/01/47	6/17 at 100.00	BBB	3,608,407
4,265	Franklin County, Ohio, Hospital Revenue and Improvement Bonds, Children’s Hospital Project,	5/11 at 101.00	Aa2 (4)	4,657,977
	Series 2001, 5.500%, 5/01/28 (Pre-refunded 5/01/11) – AMBAC Insured
2,720	Ohio State University, General Receipts Bonds, Series 2003B, 5.250%, 6/01/20	6/13 at 100.00	AA	2,941,979
665	Richland County, Ohio, Hospital Facilities Revenue Refunding Bonds, MedCentral Health System	11/10 at 101.00	A–	682,290
	Obligated Group, Series 2000A, 6.125%, 11/15/16
1,335	Richland County, Ohio, Hospital Facilities Revenue Refunding Bonds, MedCentral Health System	11/10 at 101.00	A– (4)	1,439,170
	Obligated Group, Series 2000A, 6.125%, 11/15/16 (Pre-refunded 11/15/10)
7,000	Steubenville, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Trinity	10/10 at 100.00	A3 (4)	7,485,800
	Health System, Series 2000, 6.500%, 10/01/30 (Pre-refunded 10/01/10)
28,115	Total Ohio			24,804,113
	Oklahoma – 2.6% (1.6% of Total Investments)
	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
500	5.375%, 9/01/29	9/16 at 100.00	BBB–	372,860
1,050	5.375%, 9/01/36	9/16 at 100.00	BBB–	730,496
3,500	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AA	3,647,070
	7/01/24 – AMBAC Insured
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
7,290	5.000%, 2/15/37	2/17 at 100.00	A	6,428,978
1,335	5.000%, 2/15/42	2/17 at 100.00	A	1,146,658
10,035	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	9,092,312
	System, Series 2006, 5.000%, 12/15/36 (UB)
143	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	118,563
	System, Series 2006, Trust 3500, 8.243%, 12/15/36 (IF)
23,853	Total Oklahoma			21,536,937
	Oregon – 0.5% (0.3% of Total Investments)
1,060	Oregon Department of Administrative Services, Certificates of Participation, Series 2005A,	5/15 at 100.00	AAA	1,105,771
	5.000%, 5/01/24 – FSA Insured
2,500	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2004A,	11/14 at 100.00	AAA	2,892,925
	5.000%, 11/15/21 (Pre-refunded 11/15/14)
3,560	Total Oregon			3,998,696
	Pennsylvania – 4.8% (3.0% of Total Investments)
980	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	671,849
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
	Lancaster Higher Education Authority, Pennsylvania, Revenue Bonds, Franklin and Marshall
	College, Series 2003C:
1,340	5.250%, 4/15/15	4/13 at 100.00	A+	1,447,669
1,960	5.250%, 4/15/17	4/13 at 100.00	A+	2,077,149
1,000	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29	9/15 at 100.00	AA	1,033,300
2,625	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	Aa3	2,688,893
	AMBAC Insured
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance Fifth Series 2004A-1:
4,505	5.000%, 9/01/21 – FSA Insured (UB)	9/14 at 100.00	AAA	4,668,892
4,735	5.000%, 9/01/22 – FSA Insured (UB)	9/14 at 100.00	AAA	4,881,880
8,145	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Mortgage Revenue	10/09 at 102.00	N/R	6,364,584
	Bonds, Cricket Court Apartments, Series 1998A, 6.200%, 4/01/25 (Alternative Minimum Tax)
14,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	16,069,620
	District, Series 2003, 5.250%, 6/01/24 (Pre-refunded 6/01/13) – FSA Insured
39,290	Total Pennsylvania			39,903,836
	Puerto Rico – 0.3% (0.2% of Total Investments)
2,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A,	8/17 at 100.00	AA–	2,431,775
	5.250%, 8/01/57
	Rhode Island – 0.1% (0.1% of Total Investments)
995	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	770,976
	Series 2002A, 6.250%, 6/01/42
	South Carolina – 5.8% (3.6% of Total Investments)
8,610	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA–	8,830,502
	GROWTH, Series 2004, 5.250%, 12/01/24
	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series
	2008, Trust 3219:
5,090	5.250%, 12/01/18 (UB)	12/13 at 100.00	AA	5,356,920
3,595	5.250%, 12/01/20 (UB)	12/13 at 100.00	AA	3,728,051
1,865	5.250%, 12/01/21 (UB)	12/13 at 100.00	AA	1,922,050
	Lexington County Health Service District, South Carolina, Hospital Revenue Bonds, Series 2004:
1,805	6.000%, 5/01/19 (Pre-refunded 5/01/14)	5/14 at 100.00	A+ (4)	2,144,250
2,400	5.500%, 5/01/24 (Pre-refunded 5/01/14)	5/14 at 100.00	A+ (4)	2,796,744
	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue
	Bonds, Palmetto Health Alliance, Series 2003C:
13,345	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	15,341,279
1,655	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	1,921,769
5,845	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/12 at 100.00	BBB (4)	6,149,992
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22 (Pre-refunded 5/15/12)
44,210	Total South Carolina			48,191,557
	Tennessee – 1.7% (1.1% of Total Investments)
6,400	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	5,075,648
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
6,100	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/17 at 31.68	A–	679,723
	Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/40
5,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	10/19 at 100.00	AA	5,051,300
	Tennessee, Revenue Refunding Bonds, Vanderbilt University, Series 2009B, 5.000%, 10/01/39
410	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	281,342
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
1,300	5.500%, 11/01/37	11/17 at 100.00	N/R	492,960
3,000	5.500%, 11/01/46	11/17 at 100.00	N/R	1,137,600
1,555	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2004, 5.000%,	7/13 at 100.00	AA+	1,556,135
	7/01/34 (Alternative Minimum Tax)
23,765	Total Tennessee			14,274,708
	Texas – 16.3% (10.0% of Total Investments)
5,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/12 at 100.00	CCC+	1,710,000
	Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax)
3,162	Austin Housing Finance Corporation, Texas, GNMA Collateralized Multifamily Housing Revenue	12/10 at 105.00	Aaa	3,366,044
	Bonds, Fairway Village Project, Series 2000A, 7.375%, 6/20/35 (Alternative Minimum Tax)
8,840	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	8,060,400
	4.250%, 8/15/36 (UB)
2,150	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC	10/13 at 101.00	CCC	983,496
	Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)
175	Clear Creek Independent School District, Galveston and Harris Counties, Texas, Unlimited Tax	2/10 at 100.00	AAA	179,603
	Schoolhouse and Refunding Bonds, Series 2000, 6.000%, 2/15/16
540	Harlingen Housing Finance Corporation, Texas, GNMA/FNMA Single Family Mortgage Revenue Bonds,	9/10 at 105.00	AAA	568,048
	Series 2000A, 6.700%, 9/01/33 (Alternative Minimum Tax)
1,335	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%,	No Opt. Call	A1	1,372,941
	2/15/10 – AMBAC Insured
145	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%,	No Opt. Call	A1 (4)	149,578
	2/15/10 – AMBAC Insured (ETM)
19,125	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 2000, 6.000%, 2/15/15	8/10 at 100.00	A (4)	20,128,296
	(Pre-refunded 8/15/10) – MBIA Insured
4,000	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	11/11 at 100.00	A	3,139,040
	2001B, 5.250%, 11/15/40 – MBIA Insured
5,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AA	5,157,400
	5/15/25 – MBIA Insured
6,000	Houston, Texas, General Obligation Public Improvement Bonds, Series 2001B, 5.500%, 3/01/15 –	3/11 at 100.00	AAA	6,392,040
	FSA Insured
13,975	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds, Series	8/16 at 100.00	AAA	13,253,750
	2007A, 4.750%, 8/01/43 (UB)
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
2,000	5.250%, 8/15/21	No Opt. Call	BBB–	1,877,540
2,800	5.125%, 8/15/26	No Opt. Call	BBB–	2,435,412
1,505	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/13 at 100.00	A	1,513,082
	Corporation, Series 2003C, 5.250%, 5/15/23 – AMBAC Insured
245	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2003,	5/13 at 100.00	A1 (4)	280,035
	5.250%, 5/15/24 (Pre-refunded 5/15/13) – AMBAC Insured
3,155	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2003,	5/13 at 100.00	A1	3,214,346
	5.250%, 5/15/24 – AMBAC Insured
5,650	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A3	5,413,604
	5.750%, 1/01/38
11,000	Pearland Independent School District, Brazoria County, Texas, General Obligation Bonds, Tender	2/17 at 100.00	AAA	10,360,350
	Option Bond Trust 1124, 7.464%, 2/15/32 (IF)
2,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	CCC	794,500
	2001C, 5.200%, 5/01/28
12,130	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	11,498,755
	Series 2007A, 5.000%, 2/15/36 (UB)
7,255	Tarrant County Health Facilities Development Corporation, Texas, GNMA Collateralized Mortgage	12/10 at 105.00	Aaa	7,632,840
	Loan Revenue Bonds, Eastview Nursing Home, Ebony Lake Nursing Center, Ft. Stockton Nursing
	Center, Lynnhaven Nursing Center and Mission Oaks Manor, Series 2000A-1, 7.625%, 12/20/32
4,000	Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	11/10 at 101.00	N/R (4)	4,342,640
	Adventist Health System – Sunbelt Obligated Group, Series 2000, 6.700%, 11/15/30
	(Pre-refunded 11/15/10)
5,000	Tarrant Regional Water District, Texas, Water Revenue Refunding and Improvement Bonds, Series	3/13 at 100.00	AAA	5,513,900
	1999, 5.250%, 3/01/17 – FSA Insured
2,985	Texas State, General Obligation Bonds, Series 2007, Trust 3213, 13.390%, 4/01/33 (IF)	4/17 at 100.00	AA+	3,469,883
25,000	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System, Series	No Opt. Call	BBB+	9,784,500
	2002A, 0.000%, 8/15/24 – AMBAC Insured
2,500	Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Tomball Regional Hospital, Series	7/15 at 100.00	Baa3	2,094,725
	2005, 5.000%, 7/01/20
156,672	Total Texas			134,686,748
	Utah – 0.0% (0.0% of Total Investments)
140	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1997F, 5.750%, 7/01/28	1/10 at 100.00	AAA	139,986
	(Alternative Minimum Tax)
	Virginia – 0.5% (0.3% of Total Investments)
4,725	Virginia Beach Development Authority, Virginia, Multifamily Residential Rental Housing Revenue	10/14 at 100.00	N/R	4,019,605
	Bonds, Mayfair Apartments I and II, Series 1999, 7.500%, 10/01/39 (Alternative Minimum Tax)
	Washington – 3.6% (2.2% of Total Investments)
2,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	Aaa	2,745,250
	Nuclear Project 2, Series 2002C, 5.750%, 7/01/17 – MBIA Insured
3,125	Skagit County Public Hospital District 1, Washington, General Obligation Bonds, Series 2004A,	6/14 at 100.00	A3	3,210,219
	5.375%, 12/01/20 – MBIA Insured
5,000	Snohomish County, Washington, Limited Tax General Obligation Bonds, Series 2001, 5.250%,	12/11 at 100.00	AA	5,125,300
	12/01/26 – MBIA Insured
4,750	Washington State Healthcare Facilities Authority, Revenue Bonds, Swedish Health Services,	11/09 at 100.50	A2	4,561,568
	Series 1998, 5.125%, 11/15/22 – AMBAC Insured
	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,
	Series 2002:
1,650	6.500%, 6/01/26	6/13 at 100.00	BBB	1,643,136
2,325	6.625%, 6/01/32	6/13 at 100.00	BBB	1,976,948
6,480	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C, 0.000%,	No Opt. Call	AA+	3,203,064
	6/01/24 – MBIA Insured
11,000	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/20 – FGIC Insured	No Opt. Call	AA+	7,119,860
36,830	Total Washington			29,585,345
	Wisconsin – 4.0% (2.5% of Total Investments)
	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed
	Bonds, Series 2002:
1,100	6.125%, 6/01/27 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,196,459
300	6.375%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	338,850
	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools,
	Series 2003A:
1,000	5.125%, 8/01/22 (Pre-refunded 8/01/13) – AMBAC Insured	8/13 at 100.00	A1 (4)	1,147,020
750	5.125%, 8/01/23 (Pre-refunded 8/01/13) – AMBAC Insured	8/13 at 100.00	A1 (4)	860,265
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian Healthcare	7/11 at 100.00	A–	1,014,730
	Inc., Series 2001, 6.000%, 7/01/21
9,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Healthcare Inc.,	4/13 at 100.00	BBB+	8,701,110
	Series 2003, 6.400%, 4/15/33
2,175	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College Inc.,	10/11 at 100.00	BBB	2,207,081
	Series 2001, 6.125%, 10/01/16
790	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	588,313
	Healthcare, Series 2006, 5.000%, 5/01/32
6,025	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/13 at 100.00	BBB+ (4)	7,073,471
	Christian Charity Healthcare Ministry, Series 2003A, 6.000%, 9/01/22 (Pre-refunded 9/01/13)
4,995	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/17 at 100.00	BBB+	3,811,335
	Christian Charity HealthCare Ministry, Series 2007, 5.000%, 9/01/33
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	BBB+	1,496,680
	Healthcare System, Series 2006, 5.250%, 8/15/34
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	BBB+	1,637,400
	Services Inc., Series 2003A, 5.250%, 8/15/25
	Wisconsin, General Obligation Bonds, Series 2004-3:
175	5.250%, 5/01/19 – FGIC Insured	5/14 at 100.00	Aa3	189,457
1,265	5.250%, 5/01/21 – FGIC Insured	5/14 at 100.00	AA	1,351,728
1,545	Wisconsin, General Obligation Bonds, Series 2004-3, 5.250%, 5/01/19 (Pre-refunded 5/01/14) –	5/14 at 100.00	Aa3 (4)	1,795,908
	FGIC Insured
34,120	Total Wisconsin			33,409,807
	Wyoming – 0.4% (0.2% of Total Investments)
3,900	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	BBB	3,181,152
	5.600%, 12/01/35 (Alternative Minimum Tax)
$ 1,557,750	Total Long-Term Investments (cost $1,379,209,824) – 161.0%			1,334,629,194
	Short-Term Investments – 1.3% (0.8% of Total Investments)
	Michigan – 0.6% (0.4% of Total Investments)
$ 5,000	Portage Public Schools, Kalamazoo County, Michigan, General Obligation Bonds, Variable Rate Demand	No Opt. Call	A-1	5,000,000
	Obligations, Series 2008, Trust 3030X, 0.710%, 5/01/31 – FSA Insured (5)
	Pennsylvania – 0.7% (0.4% of Total Investments)
6,155	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Variable Rate Demand Obligations, Tender	No Opt. Call	A-1	6,155,000
	Option Bond Trust R-11757, 2.250%, 3/01/13 – FSA Insured (5)
$ 11,155	Total Short-Term Investments (cost $11,155,000)			11,155,000
	Total Investments (cost $1,390,364,824) – 162.3%			1,345,784,194
	Floating Rate Obligations – (15.7)%			(130,449,000)
	Other Assets Less Liabilities – 1.7%			14,311,701
	Preferred Shares, at Liquidation Value – (48.3)% (6)			(400,650,000)
	Net Assets Applicable to Common Shares – 100%			$ 828,996,895

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) "Fair Value Measurements." SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$1,334,629,194	$ —	$1,334,629,194
Short-Term Investments	—	11,155,000	—	11,155,000
Total	$ —	$1,345,784,194	$ —	$1,345,784,194

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2009, the cost of investments was $1,259,195,686.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 50,127,709
Depreciation	(94,052,128)
Net unrealized appreciation (depreciation) of investments	$(43,924,419)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.8%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Premium Income Municipal Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         September 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        September 29, 2009